Financial Instruments-Risk Management - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]		$ 1,298,687
Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3],[4]	$ 953,086
Undrawn commitments	[1],[2],[3]	220,620
Other exposures	[1],[2],[3],[5]	131,739
Total	[1],[2],[3]	1,305,445
Canada [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]		766,005
Canada [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3],[4]	583,348
Undrawn commitments	[1],[2],[3]	161,659
Other exposures	[1],[2],[3],[5]	38,171
Total	[1],[2],[3]	783,178
United States [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]		223,574
United States [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3],[4]	141,510
Undrawn commitments	[1],[2],[3]	35,889
Other exposures	[1],[2],[3],[5]	60,802
Total	[1],[2],[3]	238,201
Chile [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]		66,733
Chile [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3],[4]	52,760
Undrawn commitments	[1],[2],[3]	3,983
Other exposures	[1],[2],[3],[5]	3,436
Total	[1],[2],[3]	60,179
Mexico [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]		62,296
Mexico [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3],[4]	52,418
Undrawn commitments	[1],[2],[3]	3,254
Other exposures	[1],[2],[3],[5]	2,767
Total	[1],[2],[3]	58,439
Peru [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]		32,467
Peru [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3],[4]	27,774
Undrawn commitments	[1],[2],[3]	2,261
Other exposures	[1],[2],[3],[5]	2,574
Total	[1],[2],[3]	32,609
Colombia [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]		16,833
Colombia [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3],[4]	13,033
Undrawn commitments	[1],[2],[3]	1,278
Other exposures	[1],[2],[3],[5]	704
Total	[1],[2],[3]	15,015
Europe [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]		43,281
Europe [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3],[4]	15,975
Undrawn commitments	[1],[2],[3]	5,659
Other exposures	[1],[2],[3],[5]	17,142
Total	[1],[2],[3]	38,776
Caribbean [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]		33,974
Caribbean [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3],[4]	32,347
Undrawn commitments	[1],[2],[3]	2,248
Other exposures	[1],[2],[3],[5]	1,575
Total	[1],[2],[3]	36,170
Latin America (other) [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]		21,672
Latin America (other) [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3],[4]	15,897
Undrawn commitments	[1],[2],[3]	958
Other exposures	[1],[2],[3],[5]	887
Total	[1],[2],[3]	17,742
All other countries [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[2],[3]		31,852
All other countries [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[2],[3],[4]	18,024
Undrawn commitments	[1],[2],[3]	3,431
Other exposures	[1],[2],[3],[5]	3,681
Total	[1],[2],[3]	25,136
Non retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		786,640
Non retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	535,326
Undrawn commitments	[1],[3]	99,011
Other exposures	[1],[3],[5]	131,677
Total	[1],[3]	766,014
Non retail [member] | IRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		699,964
Non retail [member] | IRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	466,519
Undrawn commitments	[1],[3]	93,451
Other exposures	[1],[3],[5]	113,136
Total	[1],[3]	673,106
Non retail [member] | IRB portfolio [member] | Corporate segment [Member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		391,575
Non retail [member] | IRB portfolio [member] | Corporate segment [Member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	204,357
Undrawn commitments	[1],[3]	75,655
Other exposures	[1],[3],[5]	77,588
Total	[1],[3]	357,600
Non retail [member] | IRB portfolio [member] | Bank [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		55,096
Non retail [member] | IRB portfolio [member] | Bank [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	17,153
Undrawn commitments	[1],[3]	14,446
Other exposures	[1],[3],[5]	25,049
Total	[1],[3]	56,648
Non retail [member] | IRB portfolio [member] | Sovereign [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		253,293
Non retail [member] | IRB portfolio [member] | Sovereign [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	245,009
Undrawn commitments	[1],[3]	3,350
Other exposures	[1],[3],[5]	10,499
Total	[1],[3]	258,858
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total		93,000	87,000
Non retail [member] | Standardized portfolio [Member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		86,676
Non retail [member] | Standardized portfolio [Member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	68,807
Undrawn commitments	[1],[3]	5,560
Other exposures	[1],[3],[5]	18,541
Total	[1],[3]	92,908
Non retail [member] | Standardized portfolio [Member] | Corporate segment [Member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		58,259
Non retail [member] | Standardized portfolio [Member] | Corporate segment [Member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	42,169
Undrawn commitments	[1],[3]	5,094
Other exposures	[1],[3],[5]	18,112
Total	[1],[3]	65,375
Non retail [member] | Standardized portfolio [Member] | Bank [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		2,895
Non retail [member] | Standardized portfolio [Member] | Bank [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	2,760
Undrawn commitments	[1],[3]	310
Other exposures	[1],[3],[5]	143
Total	[1],[3]	3,213
Non retail [member] | Standardized portfolio [Member] | Sovereign [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		25,522
Non retail [member] | Standardized portfolio [Member] | Sovereign [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	23,878
Undrawn commitments	[1],[3]	156
Other exposures	[1],[3],[5]	286
Total	[1],[3]	24,320
Retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		512,047
Retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	417,760
Undrawn commitments	[1],[3]	121,609
Other exposures	[1],[3],[5]	62
Total	[1],[3]	539,431
Retail [member] | IRB portfolio [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3],[6]		386,611
Retail [member] | IRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	300,472
Undrawn commitments	[1],[3]	112,173
Total	[1],[3],[6]	412,645
Retail [member] | IRB portfolio [member] | Real estate secured [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		288,659
Retail [member] | IRB portfolio [member] | Real estate secured [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	249,586
Undrawn commitments	[1],[3]	56,809
Total	[1],[3]	306,395
Retail [member] | IRB portfolio [member] | Qualifying revolving [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		58,679
Retail [member] | IRB portfolio [member] | Qualifying revolving [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	17,220
Undrawn commitments	[1],[3]	50,365
Total	[1],[3],[6]	67,585
Retail [member] | IRB portfolio [member] | Other retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		39,273
Retail [member] | IRB portfolio [member] | Other retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	33,666
Undrawn commitments	[1],[3]	4,999
Total	[1],[3],[6]	38,665
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total		127,000	125,000
Retail [member] | Standardized portfolio [Member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		125,436
Retail [member] | Standardized portfolio [Member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	117,288
Undrawn commitments	[1],[3]	9,436
Other exposures	[1],[3],[5]	62
Total	[1],[3]	126,786
Retail [member] | Standardized portfolio [Member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Total		64,000	65,000
Retail [member] | Standardized portfolio [Member] | Real estate secured [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		64,996
Retail [member] | Standardized portfolio [Member] | Real estate secured [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	63,468
Undrawn commitments	[1],[3]	104
Total	[1],[3]	63,572
Retail [member] | Standardized portfolio [Member] | Other retail [member] | Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Total	[1],[3]		$ 60,440
Retail [member] | Standardized portfolio [Member] | Other retail [member] | Revised Basel Three Norms [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	[1],[3],[4]	53,820
Undrawn commitments	[1],[3]	9,332
Other exposures	[1],[3],[5]	62
Total	[1],[3]	$ 63,214

[1]	Exposure at default is presented after credit risk mitigation. Exposures exclude equity securities and other assets. Portfolios under the Standardized Approach are reported net of specific allowances for credit losses and net of collateral amounts treated under the Comprehensive Approach.
[2]	Geographic segmentation is based upon the location of the ultimate risk of the credit exposure.
[3]	Regulatory amounts reported in 2024 and 2023 are under Revised Basel III requirements.
[4]	Non-retail drawn includes loans, acceptances, deposits with financial institutions and FVOCI debt securities. Retail drawn includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.
[5]	Other exposures include off-balance sheet lending instruments such as letters of credit, letters of guarantees, securitizations, derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements, securities lending and securities borrowing), net of related collateral.
[6]	After credit risk mitigation.